Composition of Certain Financial Statement Items - Summary of Accrued and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Apr. 30, 2021	Jan. 31, 2021	Jan. 31, 2020
Payables and Accruals [Abstract]
Accrued expenses	$ 14,592	$ 18,404	$ 11,335
Refundable customer deposits	6,950	6,482	5,241
Taxes payable	5,977	5,213	5,348
Payroll and related expenses	5,545	7,547	6,727
Warranty accruals	3,000	3,000	2,000
Operating lease liabilities, current	2,494	2,494	3,979
Other liabilities	4,372	4,123	3,029
Total Accrued and Other Current Liabilities	$ 42,930	$ 47,162	$ 37,659